Financial assets - Provision by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	€ 297,285
Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	290,802
Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	4,967
Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	1,516
Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	855
Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	421
Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	114
Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for commitments and financial guarantees	320
Impairment losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24,949)
Impairment losses | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,133)
Impairment losses | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,685)
Impairment losses | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16,131)
Impairment losses | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)
Impairment losses | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)
Impairment losses | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24,941)	€ (26,656)	€ (34,303)	€ (24,899)
Impairment losses | Financial assets at amortized cost, category | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16,131)		€ (25,339)
Impairment losses | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,125)
Impairment losses | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,685)
Impairment losses | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16,131)
Impairment losses | Debt instruments | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)
Impairment losses | Debt instruments | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)
Impairment losses | Debt instruments | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(614)
Impairment losses | Debt instruments | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(28)
Impairment losses | Debt instruments | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)
Impairment losses | Debt instruments | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(572)
Impairment losses | Loans and advances | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)
Impairment losses | Loans and advances | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)
Impairment losses | Loans and advances | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24,327)
Impairment losses | Loans and advances | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,097)
Impairment losses | Loans and advances | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,671)
Impairment losses | Loans and advances | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15,559)
Impairment losses | Loans and advances - Credit institutions | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12)
Impairment losses | Loans and advances - Credit institutions | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)
Impairment losses | Loans and advances - Credit institutions | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)
Impairment losses | Loans and advances - Customers | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)
Impairment losses | Loans and advances - Customers | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24,315)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,092)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,671)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ (15,552)